[LOGO] LIFE USA FUNDS


                               SEMI-ANNUAL REPORT

                                  JUNE 30, 1997

                                   (UNAUDITED)

                                TABLE OF CONTENTS

                               LIFEUSA FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997
                                   (UNAUDITED)


              Chairman's Letter...............................2

              Portfolio Reviews

                 LifeUSA Aggressive Growth Fund...............3

                 LifeUSA Growth Fund..........................4

                 LifeUSA Global Fund..........................5

                 LifeUSA Balanced Fund........................6

                 LifeUSA Current Income Fund..................7

                 LifeUSA Principal Preservation Fund..........8

              Fund Portfolios

                 LifeUSA Aggressive Growth Fund...............9

                 LifeUSA Growth Fund..........................9

                 LifeUSA Global Fund..........................9

                 LifeUSA Balanced Fund.......................10

                 LifeUSA Current Income Fund.................10

                 LifeUSA Principal Preservation Fund.........10

              Notes to Fund Portfolios.......................11

              Statements of Assets and Liabilities...........12

              Statements of Operations.......................14

              Statements of Changes in Net Assets............16

              Financial Highlights

                 LifeUSA Aggressive Growth Fund..............18

                 LifeUSA Growth Fund.........................18

                 LifeUSA Global Fund.........................18

                 LifeUSA Balanced Fund.......................19

                 LifeUSA Current Income Fund.................19

                 LifeUSA Principal Preservation Fund.........19

              Notes to Financial Statements..................20

              Distributor, Adviser, Custodian,
              Legal Counsel, Independent Auditors,
              Directors..............................Back Cover

                                CHAIRMAN'S LETTER
                               LIFEUSA FUNDS, INC.


THE DOW LEADS THE WORLD

The U.S. stock market continues to offer pleasant surprises, with the Dow Jones Industrial Average up more than 60% during the past two years--breaking through 7000 on February 13 and 8000 on July 16. As we move through 1997, most of the conditions which led to that runup are still intact: low inflation, relatively low interest rates, moderate economic growth and strong corporate productivity.

In contrast, global stock markets continue to lag the United States, as Japan's economy continues to struggle and Europe grapples with the upcoming unification of its currency. Throughout much of the 1990s, the U.S. stock market has outperformed international markets. However, the reverse was generally true in the 1980s. We continue to see international markets as an excellent diversification strategy.

For much of 1996, the U.S. bond market endured a bumpy ride, as interest rates rose steadily, ignited by a spring quarter that was one of the strongest economic periods in years. Indeed, for much of the spring and summer, the benchmark 30-year Treasury bond traded at about 7% as investors feared inflation and action by the Federal Reserve Board to slow the economy. However, by the fall, the economy slowed down and the Fed chose not to tighten credit. Even when the economy rebounded in the fourth quarter, the Fed didn't act because there was still no sign of inflation.

The Fed, however, is a vigilant observer of the economy and is very sensitive to potential inflation. Since the economy is at full employment, it wouldn't be surprising to see an uptick in inflation in the months ahead. This could cause interest rates to rise and put the brakes on the stock and bond markets.

If you're a long-term investor, then you should be concerned that you've properly diversified your portfolio among stocks and bonds, perhaps increasing your focus on bonds as you approach retirement and require income. If you're a young investor just starting your investment program, international equities are a good place to be for growth. Wherever you are in life, you should make sure that your investment portfolio generally reflects your long-term investment goals for 1997 and beyond.

Please read the Portfolio Managers' Reviews which follow this letter for a detailed perspective on the Portfolios' performance and our strategy going forward. We appreciate your continued trust and confidence in LifeUSA. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,


/s/ Noel P. Rahn

Noel P. Rahn
Chairman

                                PORTFOLIO REVIEW
                         LIFEUSA AGGRESSIVE GROWTH FUND


LIFEUSA AGGRESSIVE GROWTH FUND

HOW HAS THE FUND PERFORMED?

It has been a turbulent year for small cap stocks. After rising earlier in the year, small company stocks sold off early in spring. May and June saw small cap stocks bounce back strongly.

The LifeUSA Aggressive Growth Fund has had a total return of 9.60% since inception. The Russell 2500 Index has returned 8.26% over the same time period.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Over the long term we are very bullish about the prospects for the Fund. We believe that attractive long-term returns can be achieved by owning a diversified group of high quality small- to mid-cap companies that are able to sustain growth.

In constructing such a portfolio, we rely on thorough internally generated fundamental research and analysis, and ascertain that each holding demonstrates four key attributes. By strictly adhering to this time-tested investment philosophy, we believe the Fund should provide attractive long-term returns.

Over the short term, the factors which have driven the recent rally in the small cap market should remain in place. Corporate earnings should be strong, inflation should remain low, and the tidal wave of money flowing into the stock market shows no sign of slowing.


VALUE OF $10,000 INVESTMENT+

                              [PLOT POINTS GRAPH]

           LifeUSA Aggressive Growth
            Fund (Inception 2/3/97)       Russell 2500 Index*

 2/3/97           $ 10,000                     $ 10,000
2/28/97             11,259                        9,851
3/31/97             11,332                        9,405
4/30/97             10,750                        9,524
5/31/97             10,459                       10,401
6/30/97             10,959                       10,827


TOTAL RETURNS+
THROUGH 6/30/97

                                                               Since Inception
                                                                  2/03/97**
================================================================================
   LIFEUSA AGGRESSIVE GROWTH FUND                                   9.60%
   Russell 2500 Index                                               8.26%*
--------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/97
** NOT ANNUALIZED

                                PORTFOLIO REVIEW
                               LIFEUSA GROWTH FUND


LIFEUSA GROWTH FUND

HOW HAS THE FUND PERFORMED?

Large Cap Stocks continued to outperform all other domestic asset classes in the first half of 1997. While we are concerned with the overall valuations of the market, we continue to believe the companies in our portfolio are good investments for the long term.

The LifeUSA Growth Fund has had a total return of 3.60% since inception. The S&P 500 Index has returned 13.47% over the same time period.

WHAT IS YOUR OUTLOOK FOR THE FUND?

While the market continues to focus its attention on Alan Greenspan and the actions of the Federal Reserve Board, we continue to monitor earnings risk carefully. Overall, we continue to maintain a broad based, diversified portfolio with our buy and sell decisions based on our fundamental analysis of the underlying business. It is our core belief that companies with superior management, high returns on capital, solid and sustainable cash flow, in industries with strong fundamental growth will outperform over the long term when compared to companies lacking these same characteristics.


VALUE OF $10,000 INVESTMENT+

                              [PLOT POINTS GRAPH]

               LifeUSA Growth Fund
                (Inception 2/3/97)     S&P 500 Index*

 2/3/97             $ 10,000             $ 10,000
2/28/97               10,877               10,081
3/31/97               10,830                9,662
4/30/97               10,245               10,236
5/31/97               10,051               10,864
6/30/97               10,360               11,347


TOTAL RETURNS+
THROUGH 6/30/97

                                                               Since Inception
                                                                  2/03/97**
================================================================================
   LIFEUSA GROWTH FUND                                              3.60%
   S&P500 Index                                                    13.47%*
--------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/97
** NOT ANNUALIZED

                                PORTFOLIO REVIEW
                               LIFEUSA GLOBAL FUND


LIFEUSA GLOBAL FUND

HOW HAS THE FUND PERFORMED?

The U.S. market continued to outperform global markets during the first half of 1997.

The LifeUSA Global Fund has had a total return of 10.10% since inception. The S&P 500 Index has returned 13.47%, and the EAFE Index has returned 15.38% over the same time period.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Although we believe economic activity in Japan is slowly recovering and companies' profits are improving steadily, we continue to be cautious in light of severe problems that exist in the Japanese financial sector. We are maintaining a strong presence in France and the United Kingdom, markets which we believe offer superior value, although we reduced our French position modestly following the Socialist victory which may increase policy risk. Latin American markets continue to be favored by other international investors relative to other emerging markets. We are not as certain. We believe emerging markets offer select opportunities on a long-term basis, as many of these markets will generate average economic growth rates in excess of 5% over the next five years. We expect this growth to be driven by a combination of a rise in per-capita income, export opportunities and capital investments.


VALUE OF $10,000 INVESTMENT+

                              [PLOT POINTS GRAPH]

               LifeUSA Global Fund
               (Inception 2/3/97)      S&P 500 Index*     EAFE Index*

 2/3/97             $ 10,000             $ 10,000          $ 10,000
2/28/97               10,588               10,081            10,166
3/31/97               10,652                9,662            10,206
4/30/97               10,432               10,236            10,262
5/31/97               10,620               10,864            10,932
6/30/97               11,010               11,347            11,537


TOTAL RETURNS+
THROUGH 6/30/97

                                                               Since Inception
                                                                  2/03/97**
================================================================================
   LIFEUSA GLOBAL FUND                                             10.10%
--------------------------------------------------------------------------------
   S&P 500 Index                                                   13.47%*
--------------------------------------------------------------------------------
   EAFE Index                                                      15.38%*
--------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/97
** NOT ANNUALIZED

                                PORTFOLIO REVIEW
                              LIFEUSA BALANCED FUND


LIFEUSA BALANCED FUND

HOW HAS THE FUND PERFORMED?

The LifeUSA Balanced Fund seeks to optimize stocks versus bonds within the portfolio. During the first half of 1997 the U.S. stock market significantly outperformed the U.S. Bond market.

The LifeUSA Balanced Fund has had a total return of 5.80% since inception. The S&P 500 Index has returned 13.47%, the Lehman Brothers Aggregate Bond Index has returned 2.78%, and the EAFE Index has returned 15.38% over the same time period.

WHAT IS YOUR OUTLOOK FOR THE FUND?

While equity valuations in the U.S. are rich, international equity markets are beginning to reflect the acceleration of economic and earnings growth. The weighting in international stocks and the emphasis (both in the U.S. and abroad) on reasonable valuations should help the Fund continue to generate superior long-term performance.


VALUE OF $10,000 INVESTMENT+

                              [PLOT POINTS GRAPH]
                                                   Lehman Bros.
         LifeUSA Balanced Fund                      Aggregate
          (Inception 2/3/97)      S&P 500 Index*    Bond Index*     EAFE Index*

 2/3/97        $ 10,000             $ 10,000        $ 10,000         $ 10,000
2/28/97          10,404               10,081          10,025           10,166
3/31/97          10,500                9,662           9,914           10,206
4/30/97          10,259               10,236          10,062           10,262
5/31/97          10,290               10,864          10,158           10,932
6/30/97          10,580               11,347          10,279           11,537


TOTAL RETURNS+
THROUGH 6/30/97

                                                               Since Inception
                                                                  2/03/97**
================================================================================
   LIFEUSA BALANCED FUND                                            5.80%
--------------------------------------------------------------------------------
   S&P 500 Index                                                   13.47%*
--------------------------------------------------------------------------------
   Lehman Brothers Aggregate Bond Index                             2.78%*
--------------------------------------------------------------------------------
   EAFE Index                                                      15.38%*
--------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/97
** NOT ANNUALIZED

                                PORTFOLIO REVIEW
                           LIFEUSA CURRENT INCOME FUND


LIFEUSA CURRENT INCOME FUND

HOW HAS THE FUND PERFORMED?

During the first quarter of 1997, interest rates rose each month resulting in negative returns for most longer term bonds. The second quarter of the year saw the bond market rebound nicely as pressure on interest rates eased.

The LifeUSA Current Income Fund has had a total return of 2.10% since inception. The Lehman Brothers Aggregate Bond Index has returned 2.78% over the same time period.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Recent economic reports mark a significant slowdown during the second quarter of 1997. Inflation reports have remained very constructive. However, we expect growth to accelerate in the second half of 1997, resulting in cyclical pressures that will push the inflation rate 0.5% to 1% higher. Market expectations do not reflect this scenario. The Fund is structured to participate in the current rally but with an eye toward preserving value when signs of capacity constraints or accelerating inflation become visible.


VALUE OF $10,000 INVESTMENT+

                              [PLOT POINTS GRAPH]

            LifeUSA Current Income Fund    Lehman Brothers Aggregate
                (Inception 2/3/97)                Bond Index*

 2/3/97             $ 10,000                       $ 10,000
2/28/97               10,090                         10,025
3/31/97               10,202                          9,914
4/30/97               10,069                         10,062
5/31/97               10,069                         10,158
6/30/97               10,209                         10,279


TOTAL RETURNS+
THROUGH 6/30/97

                                                               Since Inception
                                                                  2/03/97**
================================================================================
   LIFEUSA CURRENT INCOME FUND                                      2.10%
--------------------------------------------------------------------------------
   Lehman Brothers Aggregate Bond Index                             2.78%*
--------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/97
** NOT ANNUALIZED

                                PORTFOLIO REVIEW
                       LIFEUSA PRINCIPAL PRESERVATION FUND


LIFEUSA PRINCIPAL PRESERVATION FUND

HOW HAS THE FUND PERFORMED?

During the first quarter of 1997, interest rates rose each month resulting in negative returns for most longer term bonds. The second quarter of the year saw the bond market rebound nicely as pressure on interest rates eased.

The LifeUSA Principal Preservation Fund has had a total return of 1.79% since inception. The Lipper Money Market Fund Average has returned 1.79% over the same time period.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Recent economic reports mark a significant slowdown during the second quarter of 1997. Inflation reports have remained very constructive. However, we expect growth to accelerate in the second half of 1997, resulting in cyclical pressures that will push the inflation rate 0.5% to 1% higher. Market expectations do not reflect this scenario. The Fund is structured to participate in the current rally but with an eye toward preserving value when signs of capacity constraints or accelerating inflation become visible.


VALUE OF $10,000 INVESTMENT+

                              [PLOT POINTS GRAPH]

            LifeUSA Principal Preservation    Lipper Money Market Instrument
                Fund (Inception 2/3/97)                Fund Average*

 2/3/97             $ 10,000                             $ 10,000
2/28/97               10,039                               10,033
3/31/97               10,076                               10,065
4/30/97               10,110                               10,103
5/31/97               10,142                               10,142
6/30/97               10,179                               10,177


TOTAL RETURNS+
THROUGH 6/30/97

                                                               Since Inception
                                                                  2/03/97**
================================================================================
   LIFEUSA PRINCIPAL PRESERVATION FUND                              1.79%
   Lipper Money Market Fund Average                                 1.79%*
--------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94
** NOT ANNUALIZED

                           F U N D   P O R T F O L I O S

                               LIFEUSA FUNDS, INC.

                                  JUNE 30, 1997
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)

LIFEUSA AGGRESSIVE GROWTH FUND

MUTUAL FUNDS - 100.1%
                                                                               Market
                                                        Quantity            Value (a)
--------------------------------------------------------------------------------------
IAI Value Fund - 29.9%                                     1,361         $     17,555
IAI Capital Appreciation Fund - 50.1%                      1,781               29,460
IAI Regional Fund - 20.1%                                    476               11,803
                                                                           -----------
                                                                               58,818
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $55,847) (b)...................................................   $     58,818
======================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 ......................................................................   $        (62)
======================================================================================
NET ASSETS
 ......................................................................   $     58,756
======================================================================================

LIFEUSA GROWTH FUND

MUTUAL FUNDS - 100.1%
                                                                               Market
                                                        Quantity            Value (a)
--------------------------------------------------------------------------------------
IAI  Midcap Growth Fund - 48.7%                              916         $     15,010
IAI Growth Fund - 30.4%                                      889                9,383
IAI Growth and Income Fund - 21.0%                           384                6,491
                                                                           -----------
                                                                               30,884
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $31, 555) (b)..................................................   $     30,884
======================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)

 ......................................................................   $        (46)
======================================================================================
NET ASSETS
 ......................................................................   $     30,838
======================================================================================

LIFEUSA GLOBAL FUND

MUTUAL FUNDS - 100.1%
                                                                               Market
                                                        Quantity            Value (a)
--------------------------------------------------------------------------------------
IAI Growth Fund - 29.1%                                    1,531         $     16,161
IAI International Fund - 55.8%                             2,346               30,996
IAI Developing Countries Fund -9.9%                          482                5,513
IAI Latin America Fund -5.3%                                 215                2,955
                                                                           -----------
                                                                               55,625
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $52,921) (b)...................................................   $     55,625
======================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 ......................................................................   $        (93)
======================================================================================
NET ASSETS
 ......................................................................   $     55,532
======================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 11

                           F U N D  P O R T F O L I O S

                               LIFEUSA FUNDS, INC.

                                  JUNE 30, 1997
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)

LIFEUSA BALANCED FUND

MUTUAL FUNDS - 100.1%
                                                                               Market
                                                        Quantity            Value (a)
--------------------------------------------------------------------------------------
IAI Government Fund - 19.2%                                  773         $      7,520
IAI Midcap Growth Fund - 4.8%                                115                1,896
IAI Value Fund - 7.3%                                        220                2,838
IAI Growth Fund -5.0%                                        186                1,971
IAI Bond Fund - 29.1%                                      1,230               11,390
IAI International Fund -15.6%                                462                6,113
IAI Developing Countries Fund - 3.1%                         105                1,200
IAI Latin America Fund - 3.3%                                 93                1,283
IAI Regional Fund - 5.3%                                      84                2,081
IAI Growth and Income Fund - 7.4%                            170                2,878
                                                                           -----------
                                                                               39,170
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $38,099) (b)..................................................    $     39,170
======================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 .....................................................................    $        (61)
======================================================================================
NET ASSETS
 .....................................................................    $     39,109
======================================================================================

LIFEUSA CURRENT INCOME FUND

MUTUAL FUNDS - 100.1%
                                                                               Market
                                                        Quantity            Value (a)
--------------------------------------------------------------------------------------
IAI Government Fund - 19.9%                                  383         $      3,728
IAI Bond Fund - 70.3%                                      1,422               13,173
IAI Reserve Fund - 9.9%                                      189                1,862
                                                                           -----------
                                                                               18,763
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $18,767) (b)..................................................    $     18,763
======================================================================================
OTHER ASSETS AND LIABILITIES - (0.1%)
 .....................................................................    $        (37)
======================================================================================
NET ASSETS
 .....................................................................    $     18,726
======================================================================================

LIFEUSA PRINCIPAL PRESERVATION FUND

MUTUAL FUNDS - 99.8%
                                                                               Market
                                                        Quantity            Value (a)
--------------------------------------------------------------------------------------
IAI Money Market Fund - 99.8%                             21,155         $     21,155
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST: $21,155) (b)..................................................    $     21,155
======================================================================================
OTHER ASSETS AND LIABILITIES - 0.2%
 .....................................................................    $         41
======================================================================================
NET ASSETS
 .....................................................................    $     21,196
======================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 11

                  N O T E S  T O  F U N D  P O R T F O L I O S

                               LIFEUSA FUNDS, INC.

                                  JUNE 30, 1997
                                   (UNAUDITED)

                                       (a)
Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation".

                                       (b)

At June 30, 1997, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                     LIFEUSA AGGRESSIVE           LIFEUSA              LIFEUSA
                                                        GROWTH FUND             GROWTH FUND          GLOBAL FUND
-----------------------------------------------------------------------------------------------------------------------
   Cost for federal income tax purposes               $      55,847           $       31,555        $       52,921
                                                  =====================================================================

   Gross unrealized appreciation                      $       2,971           $          456        $        2,838
   Gross unrealized depreciation                                  -                   (1,127)                 (134)
                                                  ---------------------------------------------------------------------
   Net unrealized appreciation (depreciation)         $       2,971           $         (671)       $        2,704
                                                  =====================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                         LIFEUSA             LIFEUSA CURRENT      LIFEUSA PRINCIPAL
                                                      BALANCED FUND            INCOME FUND        PRESERVATION FUND
-----------------------------------------------------------------------------------------------------------------------

   Cost for federal income tax purposes               $      38,099           $       18,767        $       21,155
                                                  =====================================================================

   Gross unrealized appreciation                      $       1,223           $           31        $            -
   Gross unrealized depreciation                               (152)                     (35)                    -
                                                  ---------------------------------------------------------------------
   Net unrealized appreciation (depreciation)         $       1,071           $           (4)       $            -
                                                  =====================================================================

-----------------------------------------------------------------------------------------------------------------------

      S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S

                               LIFEUSA FUNDS, INC.

                                  JUNE 30, 1997
                                   (UNAUDITED)

                                                                                    LIFEUSA            LIFEUSA            LIFEUSA
                                                                               AGGRESSIVE GROWTH       GROWTH             GLOBAL
                                                                                     FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

   Investments in securities, at market
      (Cost: $55,847; $31,555; and $52,921, respectively)                        $   58,818          $   30,884         $   55,625
   Organization costs                                                                 6,670               6,670              6,670
                                                                               ----------------------------------------------------
      TOTAL ASSETS                                                                   65,488              37,554             62,295
                                                                               ----------------------------------------------------

LIABILITIES

   Accrued distribution fee                                                              62                  46                 93
   Other accrued expenses                                                             6,670               6,670              6,670
                                                                               ----------------------------------------------------
      TOTAL LIABILITIES                                                               6,732               6,716              6,763
                                                                               ----------------------------------------------------
         NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                      $   58,756          $   30,838         $   55,532
                                                                               ====================================================

REPRESENTED BY:

   Capital stock                                                                 $       54          $       30         $       50
   Additional paid-in capital                                                        54,256              29,328             51,216
   Undistributed net investment income                                                1,449               2,155              1,562
   Accumulated net realized gains (losses) on investments                                26                  (4)                 -
   Unrealized appreciation or depreciation on investments                             2,971                (671)             2,704
                                                                               ----------------------------------------------------

      TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK    $   58,756          $   30,838         $   55,532
                                                                               ====================================================
      Shares of common stock outstanding; authorized 10 billion shares
         of $.01 par value stock of each Portfolio                                    5,360               2,977              5,043
                                                                               ----------------------------------------------------

      NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                     $    10.96          $    10.36         $    11.01
                                                                               ====================================================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

      S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S

                               LIFEUSA FUNDS, INC.

                                  JUNE 30, 1997
                                   (UNAUDITED)

                                                                                                                          LIFEUSA
                                                                                  LIFEUSA              LIFEUSA           PRINCIPAL
                                                                                  BALANCED          CURRENT INCOME     PRESERVATION
                                                                                    FUND                 FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

   Investments in securities, at market
      (Cost: $38,099; $18,767; and $21,155, respectively)                        $   39,170          $   18,763         $   21,155
   Cash in bank on demand deposit                                                         -                   -                 82
   Organization costs                                                                 6,670               6,670              6,670
                                                                               ----------------------------------------------------
      TOTAL ASSETS                                                                   45,840              25,433             27,907
                                                                               ----------------------------------------------------

LIABILITIES

   Accrued distribution fee                                                              61                  37                 41
   Other accrued expenses                                                             6,670               6,670              6,670
                                                                               ----------------------------------------------------
      TOTAL LIABILITIES                                                               6,731               6,707              6,711
                                                                               ----------------------------------------------------
         NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                      $   39,109          $   18,726         $   21,196
                                                                               ====================================================

REPRESENTED BY:

   Capital stock                                                                 $       37          $       18         $       21
   Additional paid-in capital                                                        36,896              18,315             21,156
   Undistributed net investment income                                                1,105                 397                 19
   Accumulated net realized gains on investments                                          -                   -                  -
   Unrealized appreciation or depreciation on investments                             1,071                  (4)                 -
                                                                               ----------------------------------------------------

      TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK    $   39,109          $   18,726         $   21,196
                                                                               ====================================================
      Shares of common stock outstanding; authorized 10 billion shares
         of $.01 par value stock of each Portfolio                                    3,695               1,834              2,118
                                                                               ----------------------------------------------------

      NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                     $    10.58          $    10.21         $    10.01
                                                                               ====================================================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

                  S T A T E M E N T S  O F  O P E R A T I O N S

                               LIFEUSA FUNDS, INC.

                 PERIOD FROM FEBRUARY 3, 1997* TO JUNE 30, 1997
                                   (UNAUDITED)

                                                                                  LIFEUSA              LIFEUSA          LIFEUSA
                                                                              AGGRESSIVE GROWTH        GROWTH            GLOBAL
                                                                                    FUND                FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Income:

      Dividends                                                                    $ 1,511             $ 2,201           $ 1,655
                                                                               --------------------------------------------------
        TOTAL INCOME                                                                 1,511               2,201             1,655
                                                                               --------------------------------------------------

   Expenses:

      Distribution fees                                                                 93                  69               140
      Legal fees                                                                       413                 413               413
      Amortization of organization costs                                               530                 530               530
      Registration fees                                                              6,257               6,257             6,257
                                                                               --------------------------------------------------
        TOTAL EXPENSES                                                               7,293               7,269             7,340
        Less fees reimbursed or waived by Distributor                               (7,231)             (7,223)           (7,247)
                                                                               --------------------------------------------------
        NET EXPENSES                                                                    62                  46                93
                                                                               --------------------------------------------------
          NET INVESTMENT INCOME                                                      1,449               2,155             1,562
                                                                               --------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)

   Net realized gains (lossses) on investments                                          26                  (4)                -
   Net change in unrealized appreciation or depreciation on
      investment securities                                                          2,971                (671)            2,704
                                                                               --------------------------------------------------
          NET GAIN (LOSS) ON INVESTMENTS                                             2,997                (675)            2,704
                                                                               --------------------------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 4,446             $ 1,480           $ 4,266
                                                                               ==================================================

          *COMMENCEMENT OF OPERATIONS

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

                  S T A T E M E N T S  O F  O P E R A T I O N S

                               LIFEUSA FUNDS, INC.

                 PERIOD FROM FEBRUARY 3, 1997* TO JUNE 30, 1997
                                   (UNAUDITED)

                                                                                                                        LIFEUSA
                                                                                   LIFEUSA           LIFEUSA           PRINCIPAL
                                                                                   BALANCED       CURRENT INCOME      PRESERVATION
                                                                                     FUND              FUND               FUND
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Income:

      Dividends                                                                    $   1,166          $   434           $     405
                                                                               ---------------------------------------------------
        TOTAL INCOME                                                                   1,166              434                 405
                                                                               ---------------------------------------------------

   Expenses:

      Distribution fees                                                                   91               55                  62
      Legal fees                                                                         413              413                 413
      Amortization of organization costs                                                 530              530                 530
      Registration fees                                                                6,257            6,257               6,257
                                                                               ---------------------------------------------------
        TOTAL EXPENSES                                                                 7,291            7,255               7,262
        Less fees reimbursed or waived by Distributor                                 (7,230)          (7,218)             (7,221)
                                                                               ---------------------------------------------------
        NET EXPENSES                                                                      61               37                  41
                                                                               ---------------------------------------------------
          NET INVESTMENT INCOME                                                        1,105              397                 364
                                                                               ---------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)

   Net realized gains on investments                                                       -                -                   -
   Net change in unrealized appreciation or depreciation on
      investment securities                                                            1,071               (4)                  -
                                                                               ---------------------------------------------------
          NET GAIN (LOSS) ON INVESTMENTS                                               1,071               (4)                  -
                                                                               ---------------------------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $   2,176          $   393           $     364
                                                                               ===================================================

          *COMMENCEMENT OF OPERATIONS

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

        S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

                               LIFEUSA FUNDS, INC.

                 PERIOD FROM FEBRUARY 3, 1997* TO JUNE 30, 1997
                                   (UNAUDITED)

                                                                                     LIFEUSA             LIFEUSA          LIFEUSA
                                                                                AGGRESSIVE GROWTH        GROWTH           GLOBAL
                                                                                      FUND                FUND             FUND
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS

     Net investment income                                                         $    1,449         $    2,155        $   1,562
     Net realized gains (losses)                                                           26                 (4)               -
     Net change in unrealized appreciation or depreciation                              2,971               (671)           2,704
                                                                               ---------------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 4,446              1,480            4,266
                                                                               ---------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

     Net investment income                                                                  -                  -                -
                                                                               ---------------------------------------------------
        TOTAL DISTRIBUTIONS                                                                 -                  -                -
                                                                               ---------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)

     Net proceeds from shares sold                                                     54,810             29,409           51,266
     Net asset value of shares issued to shareholders
         in reinvestment of distributions                                                   -                  -                -
     Cost of shares redeemed                                                             (500)               (51)               -
                                                                               ---------------------------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                         54,310             29,358           51,266
                                                                               ---------------------------------------------------
        TOTAL INCREASE IN NET ASSETS                                                   58,756             30,838           55,532

            NET ASSETS AT BEGINNING OF PERIOD                                               -                  -                -
                                                                               ---------------------------------------------------

            NET ASSETS AT END OF PERIOD                                            $   58,756         $   30,838        $  55,532
                                                                               ===================================================
               INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:                   $    1,449         $    2,155        $   1,562
                                                                               ===================================================

            *COMMENCEMENT OF OPERATIONS

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

        S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

                               LIFEUSA FUNDS, INC.

                 PERIOD FROM FEBRUARY 3, 1997* TO JUNE 30, 1997
                                   (UNAUDITED)

                                                                                                                         LIFEUSA
                                                                                    LIFEUSA            LIFEUSA          PRINCIPAL
                                                                                    BALANCED        CURRENT INCOME    PRESERVATION
                                                                                      FUND               FUND             FUND
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS

     Net investment income                                                         $   1,105          $     397         $     364
     Net realized gains                                                                    -                  -                 -
     Net change in unrealized appreciation or depreciation                             1,071                 (4)                -
                                                                               ---------------------------------------------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                2,176                393               364
                                                                               ---------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

     Net investment income                                                                 -                  -              (345)
                                                                               ---------------------------------------------------
        TOTAL DISTRIBUTIONS                                                                -                  -              (345)
                                                                               ---------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)

     Net proceeds from shares sold                                                    36,933             18,333            20,832
     Net asset value of shares issued for reinvestment
        of distributions                                                                   -                  -               345
     Cost of shares redeemed                                                               -                  -                 -
                                                                               ---------------------------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                        36,933             18,333            21,177
                                                                               ---------------------------------------------------
        TOTAL INCREASE IN NET ASSETS                                                  39,109             18,726            21,196

            NET ASSETS AT BEGINNING OF PERIOD                                              -                  -                 -
                                                                               ---------------------------------------------------

            NET ASSETS AT END OF PERIOD                                            $  39,109          $  18,726         $  21,196
                                                                               ===================================================
               INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:                   $   1,105          $     397         $      19
                                                                               ===================================================

            *COMMENCEMENT OF OPERATIONS

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

                     F I N A N C I A L  H I G H L I G H T S

                               LIFEUSA FUNDS, INC.

                PERIOD FROM FEBRUARY 3, 1997**** TO JUNE 30, 1997
                                   (UNAUDITED)

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD
        AND SELECTED INFORMATION FOR THE PERIOD INDICATED IS AS FOLLOWS:

                                                              LIFEUSA               LIFEUSA               LIFEUSA
                                                         AGGRESSIVE GROWTH          GROWTH                GLOBAL
                                                               FUND                  FUND                  FUND
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE

   Beginning of period                                    $      10.00           $     10.00          $     10.00
                                                        -----------------------------------------------------------

OPERATIONS

   Net investment income                                          0.27                  0.72                 0.31
   Net realized and unrealized gains (losses)                     0.69                 (0.36)                0.70
                                                        -----------------------------------------------------------
          TOTAL FROM OPERATIONS                                   0.96                  0.36                 1.01
                                                        -----------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                             -                     -                    -
                                                        -----------------------------------------------------------
          TOTAL DISTRIBUTIONS                                        -                     -                    -
                                                        -----------------------------------------------------------

NET ASSET VALUE

   End of period                                          $      10.96           $     10.36           $    11.01
                                                        ===========================================================

Total investment return*                                          9.60%                 3.60%               10.10%

Net assets at end of period (000's omitted)               $         59           $        31           $       56

RATIOS:

   Expenses to average daily net assets***                        0.50%**               0.50%**              0.50%**
   Net investment income to average daily net assets***          11.72%**              23.27%**              8.38%**
   Porfolio turnover rate                                          1.4%                  0.2%                 0.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

*** THE FUNDS' DISTRIBUTOR VOLUNTARILY WAIVED $7,231, $7,223 AND $7,247, RESPECTIVELY, IN EXPENSES FOR THE PERIOD ENDED JUNE 30, 1997. IF THE FUNDS HAD BEEN CHARGED THESE EXPENSES, THE RATIOS OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 59.00%, 78.49% AND 39.37%, RESPECTIVELY, AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN (46.78%), (54.72%) AND (30.49%), RESPECTIVELY. THESE EXPENSES WILL BE VOLUNTARILY WAIVED THROUGH MAY 1, 1998.

**** COMMENCEMENT OF OPERATIONS


           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

                      F I N A N C I A L  H I G H L I G H T S

                               LIFEUSA FUNDS, INC.

                PERIOD FROM FEBRUARY 3, 1997**** TO JUNE 30, 1997
                                   (UNAUDITED)

  PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD
        AND SELECTED INFORMATION FOR THE PERIOD INDICATED IS AS FOLLOWS:

                                                                                                         LIFEUSA
                                                              LIFEUSA              LIFEUSA              PRINCIPAL
                                                             BALANCED           CURRENT INCOME        PRESERVATION
                                                               FUND                 FUND                  FUND
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE

   Beginning of period                                    $      10.00           $     10.00           $    10.00
                                                        -----------------------------------------------------------

OPERATIONS

   Net investment income                                          0.30                  0.22                 0.18
   Net realized and unrealized gains                              0.28                 (0.01)                -
                                                        -----------------------------------------------------------
          TOTAL FROM OPERATIONS                                   0.58                  0.21                 0.18
                                                        -----------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                             -                     -                (0.17)
                                                        -----------------------------------------------------------
          TOTAL DISTRIBUTIONS                                        -                     -                (0.17)
                                                        -----------------------------------------------------------

NET ASSET VALUE

   End of period                                          $      10.58           $     10.21           $    10.01
                                                        ===========================================================

Total investment return*                                          5.80%                 2.10%                1.79%

Net assets at end of period (000's omitted)               $         39           $        19           $       21

RATIOS:

   Expenses to average daily net assets***                        0.50%**               0.50%**              0.50%**
   Net investment income to average daily net assets***           9.09%**               5.40%**              4.42%**
   Porfolio turnover rate                                          0.0%                  0.0%                 0.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**   ANNUALIZED

*** THE FUNDS' DISTRIBUTOR VOLUNTARILY WAIVED $7,230, $7,218 AND $7,221, RESPECTIVELY, IN EXPENSES FOR THE PERIOD ENDED JUNE 30, 1997. IF THE FUNDS HAD BEEN CHARGED THESE EXPENSES, THE RATIOS OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 59.95%, 98.72% AND 88.12%, RESPECTIVELY, AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN (50.36%), (92.82%) AND (83.20%), RESPECTIVELY. THESE EXPENSES WILL BE VOLUNTARILY WAIVED THROUGH MAY 1, 1998.

**** COMMENCEMENT OF OPERATIONS


           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 20

                          NOTES TO FINANCIAL STATEMENTS

                               LIFEUSA FUNDS, INC.

                                  June 30, 1997
                                   (unaudited)


(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

LifeUSA Funds, Inc. (the Company) was incorporated on April 26, 1996, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company consisting of the following six separate diversified investment funds: LifeUSA Aggressive Growth Fund (Aggressive Growth
Fund), LifeUSA Growth Fund (Growth Fund), LifeUSA Global Fund (Global Fund), LifeUSA Balanced Fund (Balanced Fund), LifeUSA Current Income Fund (Current Income Fund) and LifeUSA Principal Preservation Fund (Principal Preservation
Fund) (collectively, the Funds). Each of the Funds was created as a separate fund represented by a separate class of common stock of the Company and offer a means of investing in shares of certain IAI Mutual Funds (the Underlying Funds) within certain predetermined percentage ranges. The Company's articles of incorporation permit the Board of Directors to create additional funds in the future and each Fund is permitted to issue separate classes of stock. This report covers only the Aggressive Growth Fund, Growth Fund, Global Fund, Balanced Fund, Current Income Fund and Principal Preservation Fund, currently the only Funds of the Company.

Significant accounting policies followed by the Funds are summarized below:

FUND VALUATION

The investments of the Funds consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

FEDERAL TAXES

Since it is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Funds are required to distribute substantially all of their net investment income and net realized gains on a calendar year basis.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the record date. Distributions from net investment income are made semi-annually (monthly for the LifeUSA Principal Preservation Fund). Capital gains, if any, are primarily distributed at the end of the calendar year. Additional capital gains distributions as need to comply with federal tax regulations are distributed during the year.

ORGANIZATION COSTS

Organization costs are being amortized over sixty months on a straight-line basis. In the event LifeUSA Securities, Inc. (Distributor) redeems any or all of its shares representing initial capital in the Funds prior to the date such costs are fully amortized, it will bear such portion of the unamortized organization costs as the number of shares redeemed bears to the initial purchase of shares.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Statement of Assets and Liabilities. Actual amounts could differ from those estimates.

                          NOTES TO FINANCIAL STATEMENTS

                               LIFEUSA FUNDS, INC.

                                  June 30, 1997
                                   (unaudited)


(2)      FEES AND EXPENSES

The Company has entered into an investment advisory and administrative services agreement with Investment Advisers, Inc. (Advisers) who is also the adviser to the Underlying Funds. Pursuant to the agreement, Advisers provides the Funds with investment advisory services and is responsible for the overall management of the Funds' business affairs subject to the authority of the Board of Directors. Because the Underlying Funds pay Advisers a management fee, no compensation is paid to Advisers under the Agreement. The Agreement also provides that each Fund shall pay the fees and expenses of outside legal counsel, independent public accountants, and custodians as well as certain expenses incurred in connection with the registration of Fund shares for sale to the public, interest and, in certain circumstances, taxes and extraordinary expenses. Until May 1, 1998, the Underwriter has voluntarily agreed to reimburse the Funds for all other expenses.

The Funds have adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940. Under such Plan, the Funds have entered into an Underwriting and Distribution Agreement (the "Agreement") with LifeUSA Securities, Inc. (the "Underwriter") Under the Agreement, the Funds pay the Underwriter a fee for the servicing of shareholder accounts and the distribution of Fund shares. The fee is computed monthly based on average daily net assets for each Fund at an annual rate of 0.75% (0.50% payable as distribution fee and 0.25% as a shareholder servicing fee). Until May 1, 1998, the Underwriter has voluntarily agreed to waive that portion of the fee in excess of 0.50% of each Fund's average daily net assets.

(3)      CAPITAL STOCK

The Funds each have authorized 10 billion shares of $.01 par value stock. Transactions in shares of capital stock during the period from February 3, 1997 to June 30, 1997 were as follows:

--------------------------------------- -------------------------- -------------------------- --------------------------
                                                 LIFEUSA                    LIFEUSA                    LIFEUSA
                                            AGGRESSIVE GROWTH               GROWTH                     GLOBAL
                                                  FUND                       FUND                       FUND
                                        -------------------------- -------------------------- --------------------------
SOLD                                              5,406                      2,982                      5,043
ISSUED FOR REINVESTED DISTRIBUTIONS                 -                          -                          -
REDEEMED                                            (46)                        (5)                       -
                                        -------------------------- -------------------------- --------------------------
INCREASE IN SHARES OUTSTANDING                    5,360                      2,977                      5,043
--------------------------------------- -------------------------- -------------------------- --------------------------

--------------------------------------- -------------------------- --------------------------- -------------------------
                                                 LIFEUSA                    LIFEUSA                    LIFEUSA
                                                BALANCED                 CURRENT INCOME         PRINCIPAL PRESERVATION
                                                  FUND                        FUND                       FUND
                                        -------------------------- --------------------------- -------------------------
SOLD                                              3,695                      1,834                      2,083
ISSUED FOR REINVESTED DISTRIBUTIONS                 -                          -                           35
REDEEMED                                            -                          -                          -
                                        -------------------------- --------------------------- -------------------------
INCREASE IN SHARES OUTSTANDING                    3,695                      1,834                      2,118
--------------------------------------- -------------------------- --------------------------- -------------------------


(4)      PURCHASES AND SALES OF SECURITIES

For the period from February 3, 1997 to June 30, 1997, purchases and sales proceeds of the underlying Funds were as follows:

------------------------------------------- ------------------------------------ ---------------------------------------
                                                         PURCHASES                               SALES
------------------------------------------- ------------------------------------ ---------------------------------------
LIFEUSA AGGRESSIVE GROWTH FUND                           $ 56,321                                 $ 500
LIFEUSA GROWTH FUND                                      $ 31,609                                 $  50
LIFEUSA GLOBAL FUND                                      $ 52,921                                 $   -
LIFEUSA BALANCED FUND                                    $ 38,099                                 $   -
LIFEUSA CURRENT INCOME FUND                              $ 18,767                                 $   -
LIFEUSA PRINCIPAL PRESERVATION FUND                      $ 21,155                                 $   -
------------------------------------------- ------------------------------------ ---------------------------------------


                                   DISTRIBUTOR
                            LifeUSA Securities, Inc.

                               INVESTMENT ADVISER
                                   AND MANAGER
                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700
                             http://www.iaifunds.com


                                    CUSTODIAN
                          Norwest Bank Minnesota, N.A.
                               Sixth and Marquette
                              Minneapolis, MN 55479


                                  LEGAL COUNSEL
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS
                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS
                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                  Noel P. Rahn
                                J. Peter Thompson
                               Charles H. Withers





                                     [LOGO]
                                    LIFEUSA
                                   SECURITIES



                              300 SOUTH HIGHWAY 169
                          MINNEAPOLIS, MINNESOTA 55426
                              888.446.5872 (PHONE)
                               612.513.7120 (FAX)